Fair Value Information - Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value (Detail) - Bonds Payable [Member] - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Value	$ 30,483	$ 30,477
Fair Value	$ 30,469	$ 30,452